Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
10.	Discontinued Operations

In 2012, the Company decided to exit its LCDP (“Liquid Crystal Display Product”) business which produced LCD modules. The operation of this LCDP business was ceased in December 2012.

In 2013, the Company decided to exit its FPC operation by the end of March 2013 as it had been generating losses since initial production, and production operation of LCM for tablets ended at the end of June 2013 due to a lack of customer orders. These productions were located primarily in Wuxi.

In 2014, after the final evaluation on the viability of its core operations of LCM production, the Company decided to formally discontinue its core business of LCM production in Shenzhen by the end of April 2014 due to a major customer’s repeated and continuous changes in its formal purchasing orders without suitable commitment. Upon the cessation of our LCM manufacturing business in April 2014, we have formally transformed our core business from the engineering manufacturing services (EMS) industry to property development and management. As a result, $16,316 long-lived assets related to EMS production were reclassified to assets held for sale.

Assets of $45,423 and $22,881 have been included in assets held for sale (Note 4) as at December 31, 2013 and 2014, respectively, and are expected to be sold within 2015.

Summarized financial information for our discontinued operations is as follows:

	2012	2013	2014

Net sales	1,172,110	902,933	53,236

Income (loss) before income tax	84,317	11,219	(20,029)
Income tax expense	(14,514)	(16,181)	(143)

Income (loss) from discontinued operations, net of income tax	69,803	(4,962)	(20,172)

Accounts receivable		70,917	—
Inventories		30,493	—
Prepaid expense and other receivables		5,164	138
Property, plant and equipment, net		18,209	492

Total assets		124,783	630

Accounts payable		95,303	—
Accrued expenses and other payables		28,099	173
Income tax payable		3,010	—

Total liabilities		126,412	173

Net (liabilities) assets of discontinued operations		(1,629)	457